Capital lease obligation (Details 1) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Total capital lease obligation	$ 85,118	$ 124,697
Capital Lease Obligations [Member]
2018	39,579
2019	42,603
2020	42,515
Total capital lease obligation	$ 124,697